Organization and Business (Tables)	12 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Acquisition Pro Forma Information

	Year Ended March 31,
	2014	2013
Revenues	$142,050	$53,700
Net loss	(14,499,863)	(2,999,709)
Loss per common share – basic and diluted	(0.14)	(0.03)
Weighted average common shares outstanding – basic and diluted	100,181,462	91,482,241